Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended
	Dec. 31, 2012 AirCraft	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Computer software	Dec. 31, 2012 Aircraft And Related Rotable Parts Minimum	Dec. 31, 2012 Aircraft And Related Rotable Parts Maximum	Jun. 09, 2011 ASU 2009-13 Co-Brand Agreement United Airlines, Inc. Item	Jun. 30, 2011 ASU 2009-13 Special Revenue Item
Significant Accounting Policies [Line Items]
Refundable tickets expiration period				1 year
Number of elements identified in agreement								5
Non-cash adjustment to decrease frequent flyer deferred revenue and increase special revenues		$ 600							$ 107
Carrying value of computer software	302
Depreciation expense related to computer software					81
Residual values						7.00%	11.00%
Number of jet aircraft	222
Advertising expense	$ 154	$ 142	$ 90